Income Tax - Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2024
Income Tax - Schedule of Income (Loss) Before Provision for Income Taxes (Details) [Line Items]
Continuing operations	$ (85,693)	$ 3,237	$ (160,630)	$ (111,939)	$ 106,377	$ 76,601	$ (7,378)
Income (loss) before income taxes			(160,788)			78,640	(8,519)
United States [Member]
Income Tax - Schedule of Income (Loss) Before Provision for Income Taxes (Details) [Line Items]
Continuing operations			(160,630)			76,610	(7,378)
Discontinued operations			0			0	(261)
Foreign [Member]
Income Tax - Schedule of Income (Loss) Before Provision for Income Taxes (Details) [Line Items]
Discontinued operations			$ (158)			$ 2,030	$ (880)